INVESTMENTS (Summary of Available-for-Sale Securities) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 48,527	$ 48,527
Gross Unrealized Gains	8,096	$ 10,508
Gross Unrealized Losses	(6,203)
Fair Value	50,420	$ 59,035
Equity security [Member] | Color Life [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	13,583	13,583
Gross Unrealized Gains	$ 8,096	$ 10,508
Gross Unrealized Losses
Fair Value	$ 21,679	$ 24,091
Equity security [Member] | Hopefluent [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 34,944	$ 34,944
Gross Unrealized Gains
Gross Unrealized Losses	$ (6,203)
Fair Value	$ 28,741	$ 34,944